   							  File Number: 333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

                                                                  April 28, 2021


                        PIONEER FUNDAMENTAL GROWTH FUND


               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2020


FUND SUMMARY
Effective April 28, 2021, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc.
PORTFOLIO MANAGEMENT   Andrew Acheson (lead), Managing Director and
                       Director of Growth, U.S. of Amundi US (portfolio
                       manager of the fund since 2007); Paul
                       Cloonan, Senior Vice President of Amundi US
                       (portfolio manager of the fund since 2012);
                       Yves Raymond, Vice President of Amundi US
                       (portfolio manager of the fund since April
                       2021); and David Chamberlain, Vice President
                       of Amundi US (portfolio manager of the fund
                       since April 2021). Effective June 30, 2021, Mr.
                       Cloonan will no longer be a portfolio manager.

MANAGEMENT

Effective April 28, 2021, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Andrew Acheson (portfolio manager of the fund since 2007); Paul Cloonan (portfolio manager of the fund since 2012); Yves Raymond (portfolio manager of the fund since April 2021) and David Chamberlain (portfolio manager of the fund since April 2021). The portfolio managers may draw upon the research and investment management expertise of the research team, which provides fundamental and quantitative research on companies on a global basis and includes members from one or more of Amundi US's affiliates.

Mr. Acheson, a Managing Director and Director of Growth, U.S. of Amundi US, joined Amundi US as a portfolio manager in 1999 and has been an investment professional since 1994.

Mr. Cloonan, a Senior Vice President of Amundi US, joined Amundi US in 1997. Effective June 30, 2021, Mr. Cloonan will no longer be a portfolio manager.

Mr. Raymond, Vice President of Amundi US, joined Amundi US in 1999 as an analyst. Prior to joining Amundi US, Mr. Raymond was a consultant at Tecsult Ltd.

Mr. Chamberlain, Vice President of Amundi US, joined Amundi US in 2018 as an analyst. Prior to joining Amundi US, Mr. Chamberlain was a senior analyst at Sapience Investments, LLC since 2016. Prior thereto, Mr. Chamberlain was an equity analyst at Wells Fargo Asset Management since 2013.




                                                                   32515-00-0421
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                  April 28, 2021


                        PIONEER FUNDAMENTAL GROWTH FUND


           SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED AUGUST 1, 2020


FUND SUMMARY
Effective April 28, 2021, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc.
PORTFOLIO MANAGEMENT   Andrew Acheson (lead), Managing Director and
                       Director of Growth, U.S. of Amundi US (portfolio
                       manager of the fund since 2007); Paul
                       Cloonan, Senior Vice President of Amundi US
                       (portfolio manager of the fund since 2012);
                       Yves Raymond, Vice President of Amundi US
                       (portfolio manager of the fund since April
                       2021); and David Chamberlain, Vice President
                       of Amundi US (portfolio manager of the fund
                       since April 2021). Effective June 30, 2021, Mr.
                       Cloonan will no longer be a portfolio manager.

                                                                   32516-00-0421
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC